Share Capital - Summary of issued and outstanding shares (Detail) - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Redeemable Units [Member]
Disclosure of classes of share capital [line items]
Beginning balance		126,338,000	142,172,000
Ending balance		109,441,000	126,338,000
Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Beginning balance	[1]	194,231,000	73,600,000
Ending balance	[1]	269,971,000	194,231,000
Proportionate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Beginning balance	[2]	29,311,000	57,937,000
Ending balance	[2]	20,667,000	29,311,000
Super Voting Shares [Member]
Disclosure of classes of share capital [line items]
Beginning balance		500,000	500,000
Ending balance		500,000	500,000
Special Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Beginning balance	[3]	1,000
Ending balance	[3]	1,000	1,000
Cresco LLC Redemption [Member] | Redeemable Units [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		(16,897,000)	(15,834,000)
Cresco LLC Redemption [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	[1]	16,897,000	15,681,000
Cresco LLC Redemption [Member] | Proportionate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		0
Options And Warrants Exercise [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	[1]	3,030,000	1,711,000
Options And Warrants Exercise [Member] | Proportionate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	[2]		12,000
RSU Issued [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	[1]	351,000	2,062,000
Issuance Of Shares Related To Acquisitions [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	[1]	35,425,000	69,929,000
Issuance Of Shares Related To Acquisitions [Member] | Proportionate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	[2]		233,000
Issuance Of Shares Related To Distribution Agreements [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	[1]	(249)
PVS Converted To SVS [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	[1]	8,644,000	28,871,000
PVS Converted To SVS [Member] | Proportionate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding		(8,644,000)	(28,871,000)	[2]
Issuances Related To Employee Taxes On Certain Share Based Payment Arrangements [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	[1]	173,000	1,336,000
Share Issuances [Member] | Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	[1]	11,469,000	792,000
Share Issuances [Member] | Special Subordinate Voting Shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding	[3]		1,000

[1]	SVS includes shares pending issuance or cancellation
[2]	PVS presented on an “as-converted” basis to SVS (1-to-200)
[3]	SSVS presented on an “as-converted” basis to SVS (1-to-0.00001)